UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05149

Name of Fund: Funds For Institutions Series

              FFI Government Fund

              FFI Institutional Fund

              FFI Institutional Tax-Exempt Fund

              FFI Premier Institutional Fund

              FFI Select Institutional Fund

              FFI Treasury Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, Funds For Institutions Series,

    55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30

Date of reporting period: 07/01/2012 – 06/30/2013

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2013 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05149
Reporting Period: 07/01/2012 - 06/30/2013
Funds For Institutions Series

============================= FFI Government Fund ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================ FFI Institutional Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== FFI Institutional Tax-Exempt Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== FFI Premier Institutional Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== FFI Select Institutional Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================== FFI Treasury Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
Funds For Institutions Series

Date: August 27, 2013